Financial and Other Non-Current Liabilities - Summary of Debt Recorded on Statement of Financial Position (Detail) (Detail) - EUR (€)					1 Months Ended			12 Months Ended
	Jun. 30, 2017	Sep. 30, 2015	Jan. 22, 2015	Sep. 30, 2014	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Disclosure of detailed information about borrowings [line items]
Beginning balance								€ 4,628,000	€ 4,809,000	€ 4,047,000
Receipts										865,000
Repayments								(578,000)	(275,000)	(192,000)
Other transactions								101,000	95,000	89,000
Ending balance								4,150,000	4,628,000	4,809,000	€ 4,047,000
Of which - non-currentportion								1,825,000	4,049,000	4,681,000
Of which - current portion								2,325,000	578,000	128,000
3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance								192,000	318,000	507,000
Receipts											128,000	€ 256,000	€ 256,000
Repayments								(128,000)	(128,000)	(192,000)
Other transactions								1,000	2,000	3,000
Ending balance								64,000	192,000	318,000	507,000
4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance								1,684,000	1,669,000	805,000
Receipts			€ 864,989		€ 918,000	€ 903,500	€ 903,500			865,000
Other transactions								16,000	16,000	(2,000)
Ending balance								€ 1,700,000	€ 1,684,000	€ 1,669,000	805,000
Stated interest rate								2.05%	2.05%	2.05%
BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance								€ 2,751,000	€ 2,666,000	€ 2,584,000
Repayments	€ (150,000)							(450,000)
Other transactions								84,000	85,000	82,000
Ending balance								€ 2,386,000	€ 2,751,000	€ 2,666,000	2,584,000
Discount rate								3.20%	3.20%	3.20%
COFACE [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance									€ 156,000	€ 151,000
Repayments									(147,000)
Other transactions									€ (9,000)	5,000
Ending balance										€ 156,000	€ 151,000
Discount rate									4.25%	4.25%
Maturity (in years)									0	0
Bottom of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate								0.40%	0.40%	0.40%
Maturity (in years)								0	0	0
Bottom of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate								1.50%	1.50%	1.50%
Maturity (in years)								7	7	7
Bottom of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Maturity (in years)								2	2	2
Top of range [member] | 3rd OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Repayments		€ (32,000)		€ (64,000)
Discount rate								1.90%	1.90%	1.90%
Maturity (in years)								3	3	3
Top of range [member] | 4th OSEO contract [member]
Disclosure of detailed information about borrowings [line items]
Discount rate								1.80%	1.80%	1.80%
Maturity (in years)								9	9	9
Top of range [member] | BPI advance [member]
Disclosure of detailed information about borrowings [line items]
Maturity (in years)								7	7	7
Scenario, Previously Reported [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance								€ 4,627,000
Ending balance									€ 4,627,000